Inventories - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 861	$ 634
Work in progress	198
Finished goods	460	1,830
Inventories, net	$ 1,519	$ 2,464